Basis of Consolidation and Accounting Policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of interest element exceed	5.00%
Contractual Payment Description	This means that the amount of consideration promised is not adjusted for the effects of a significant financing component if the period between the transfer of the last promised good or service and the first payment is one year or less.
Depreciation of property, plant, and equipment	€ 3,824,000	€ 3,254,000	€ 1,994,000
Period of expected credit loss recognized	12 months
Due period of financial liabilities to be settled	12 months
Applicable tax rate	28.648%	27.725%
Short term lease term of contract	12 months
Liability for taxes or tax claim recognized, in case of tax loss	€ 0
Mynaric AG
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate	28.648%	27.725%	27.725%
Corporation Tax | Mynaric AG
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate	15.00%
Surcharge | Mynaric AG
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate	5.50%
Trade Tax | Mynaric AG
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate	12.82%	11.90%	11.90%
Past Due
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Information about credit risk past due financial asset	30 days
Bottom of range | Real Estate
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases	3 years
Bottom of range | Other Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases	4 years
Bottom of range | Computer equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	2 years
Bottom of range | Plant and equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	3 years
Bottom of range | Leasehold improvements
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	2 years
Top of range | Real Estate
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases	15 years
Top of range | Other Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases	6 years
Top of range | Computer equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	20 years
Top of range | Plant and equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	20 years
Top of range | Leasehold improvements
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment	10 years
Capitalised development expenditure | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets	15 years
Software And Licenses [member] | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets	3 years
Software And Licenses [member] | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets	5 years